Equity Method Investment (Details) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 102,971,000		$ 97,513,000
Income from equity method investment, net of dividends	$ 0	$ 0
Minnesota Pipe Line Company [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage	17.00%
Equity method investment	$ 103,000,000		97,500,000
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity	21,300,000		$ 21,328,000
Equity Method Investment, Quoted Market Value	0
Proceeds from Equity Method Investment, Dividends or Distributions	0	3,700,000
Income from equity method investment, net of dividends	$ 5,500,000	$ 3,600,000